NOTE 8. Summary of property, equipment and leasehold improvements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Buildings and leasehold improvements	$ 74,855	$ 1,512
Furniture and fixtures	6,912	6,189
Machinery and equipment	6,238	0
Company automobiles	1,721	1,730
Total	89,726	9,431
Less: accumulated depreciation and amortization	(7,472)	(4,446)
Property, equipment and leasehold improvements, net	$ 82,254	$ 4,985